Share capital (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Disclosure of classes of share capital [line items]
Number of shares outstanding	13,478,578	11,545,354
Par value per share	$ 0.0025	$ 0.0025
Number of ordinary shares
Number of shares outstanding at beginning of period	11,545,354
ATM (in shares)	718,796
Registered Direct Offering (in shares)	720,000
Warrants exercised (in shares)	82,410
EMIs exercised (in shares)	62,151
RSUs granted (in shares)	349,867
Number of shares outstanding at end of period	13,478,578
Share capital
Share capital at beginning of period	$ 29,000
Share capital at end of period	34,000
Share Capital
Share capital
Share capital at beginning of period	28,864
ATM	1,797
Registered Direct Offering	1,800
Warrants exercised	206
EMIs exercised	155
RSUs granted	875
Share capital at end of period	$ 33,696